Commitments and Contingencies Lease (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rentals Due Under Non-Cancelable Leases

Future minimum rentals due under non-cancelable leases as of December 31, 2014 are as follows for each of the years ending December 31 (dollars in thousands):

YEAR	AMOUNT
2015	$3,500
2016	3,336
2017	5,864
2018	5,023
2019	5,885
Thereafter	41,998
Total	$65,606